Property and equipment - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of right of use assets [Line Items]
Property, plant and equipment	R$ 381,404	R$ 369,942	R$ 167,547
Contractual adjustment	R$ 6,170	R$ 5,440